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                                                                 CIK: 0000824725

Metropolitan Life Insurance Company
200 Park Avenue
New York, New York 10166

                                  March 8, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re:  Paragon Separate Account A
          File No. 811-05382

Commissioners:

     Annual reports dated December 31, 2009 of the underlying funds are incorporated herein by reference as the reports sent to policyowners of the Paragon Separate Account A of Metropolitan Life Insurance Company pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain portfolios of Fidelity(R) Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329, Variable Insurance Products Fund II, CIK No. 0000831016, File No. 811-05511, Variable Insurance Products Fund III, CIK No. 0000927384, File No. 811-07205 and Variable Insurance Products Fund V, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain portfolios of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

                                        Sincerely,


                                        /s/ Gina C. Sandonato
                                        ----------------------------------------
                                        Gina C. Sandonato